Inventories (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
West Division [Member]
Inventory [Line Items]
Increase (Decrease) in Inventory Valuation Reserve	$ 25,000	$ 2,000
East Division [Member]
Inventory [Line Items]
Increase (Decrease) in Inventory Valuation Reserve		$ 10,000